Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Contributed surplus[Member]	Deficit [Member]	Total
Beginning Balance (shares) at Dec. 31, 2016	193,479,416
Beginning Balance at Dec. 31, 2016	$ 100,051	$ 18,560	$ (86,226)	$ 32,385
Shares issued to settle convertible notes (Shares)	7,489,898
Shares issued to settle convertible notes	$ 678			678
Share-based compensation		169		169
Net loss for the year			(1,273)	(1,273)
Ending Balance (shares) at Dec. 31, 2017	200,969,314
Ending Balance at Dec. 31, 2017	$ 100,729	18,729	(87,499)	31,959
Share-based compensation		91		91
Net loss for the year			(1,419)	(1,419)
Ending Balance (shares) at Dec. 31, 2018	200,969,314
Ending Balance at Dec. 31, 2018	$ 100,729	18,820	(88,918)	30,631
Shares issued for cash (shares)	3,000,000
Shares issued for cash	$ 113			113
Shares issued to settle convertible notes (Shares)	12,846,296
Shares issued to settle convertible notes	$ 547	291		838
Shares issued for stock options exercised (shares)	400,000
Shares issued for stock options exercised	$ 35	(16)		19
Share-based compensation		117		117
Net loss for the year			(1,711)	(1,711)
Ending Balance (shares) at Dec. 31, 2019	217,215,610
Ending Balance at Dec. 31, 2019	$ 101,424	$ 19,212	$ (90,629)	$ 30,007